Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Transactions and Carrying Value of Long-term Debt

	2021	2020
Balance at January 1	$40,532	$8,834
Stated and accreted interest	4,388	2,209
Drawdown on non-revolving line of credit (second term loan)	—	29,123
Issuance of secured convertible debentures	—	2,410
Conversion of secured convertible debt into shares	(2,664)	—
Repayment of principal	—	(165)
Repayment of stated interest	(3,945)	(1,879)
Balance at December 31	$38,311	$40,532

Summary of Carrying Value of Long-term Debt

At December 31, 2021 and 2020, the carrying amount of the debt comprised the following loans:

	December 31,	December 31,
	2021	2020
First term loan having a principal of $10,000 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 15.05%) 1)	$9,188	$8,910
Second term loan having a principal of $29,123 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 10.47%) 1)	29,123	29,123
Secured convertible debentures having an aggregate principal amount of $2,410 maturing on March 31, 2022 bearing stated interest of 8% per annum (effective interest rate of 8.24%) 2)	—	2,499
	$38,311	$40,532
Less current portion of long-term debt	—	—
Long-term portion of long-term debt	$38,311	$40,532

1) The first and second term loans issued under the consolidated loan agreement with SALP are secured by all the assets of the Company and require that certain covenants be respected including maintaining an adjusted working capital ratio. In February 2022, these loans were repaid in full (note 33).

2) The secured convertible debentures were secured by all the assets of Fairhaven. The Company’s security interest granted in connection with its consolidated loan agreement with SALP, its parent, was subordinated to the security interest on the Fairhaven assets granted in favor of the holder of the secured convertible debentures.

Summary of Loss on Extinguishment of Liabilities

Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Comprising the following elements:
Debt to equity conversion	$87,379
Expensing of financing fees on loan extinguishment	653
Extinguishment of previous loan	(4,667)
Recognition of modified loan	8,521
Expensing of increase in the fair value of the warrants (note 19c)	408
Loss on extinguishment of liabilities due to April 23, 2019 loan modification	$92,294
Loss on extinguishment of liabilities to suppliers (note 19a)	80
Loss on extinguishments of liabilities	$92,374